Marketable Securities	12 Months Ended
Mar. 31, 2025
Marketable Securities [Abstract]
Marketable Securities
5.	Marketable Securities

As at March 31, 2025, the fair values of the marketable securities are as follows:

	Number of		Accumulated unrealized
Available -for-sale Securities	shares	Cost	holding loss	Fair Value
Shares in Battery Age Minerals Ltd. (Note 6)	2,125,000	$804,270	$(680,358)	123,912

As at March 31, 2024, the fair values of the marketable securities are as follows:

	Number of		Accumulated unrealized
Available -for-sale Securities	shares	Cost	holding loss	Fair Value
Shares in Battery Age Minerals Ltd. (Note 6)	2,125,000	$804,270	$(616,845)	187,425